Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020
Mongolian tax authority [Member] | Forecast [Member]
Disclosure of summary of significant accounting policies [line items]
Tax assessment amount	$ 147
Mongolian tax authority [Member] | Mongolian [member] | Forecast [Member]
Disclosure of summary of significant accounting policies [line items]
Tax assessment amount	$ 83
Oyu Tolgoi [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of ownership interest in subsidiary		66.00%
Percentage of ownership interest, held by non-controlling interest		34.00%
Percentage of fund provided for mine exploration and development costs of subsidiary		100.00%
Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Final adjustment period of selling price		30 days
Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Final adjustment period of selling price		180 days